Leases	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
LEASES

NOTE 14: LEASES

Chartered-out:

The future minimum contractual lease income (charter-out rates is presented net of commissions) is as follows:

Amount
2018	$75,535
2019	10,837
2020	—
2021	—
2022	—
Thereafter	—
Total minimum lease revenue, net of commissions	$86,372

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.